The UBS Funds

Supplement to the prospectuses (the “Prospectuses”)

June 16, 2010

Dear Investor,

The purpose of this supplement is to update the Prospectuses of the series of The UBS Funds (the “Trust”), each dated October 28, 2009, as follows:

1.             This supplement corrects certain financial information for the UBS Dynamic Alpha Fund.

Therefore, the table entitled “Annual fund operating expenses” under the heading “UBS Dynamic Alpha Fund — Expenses and fee tables” on page 10 of the Prospectus is replaced in its entirety with the following:

Annual fund operating expenses (expenses that are deducted from fund assets)(4)

	Class A	Class B	Class C	Class Y
Management fees	0.81%	0.81%	0.81%	0.81%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	None
Other expenses:(5)
Dividend expense and securities loan fees for securities sold short	0.24%	0.26%	0.25%	0.22%
Other	0.24%	0.32%	0.26%	0.19%
Total other expenses	0.48%	0.58%	0.51%	0.41%
Acquired fund fees and expenses(6)	0.04%	0.04%	0.04%	0.04%
Total annual fund operating expenses(7)	1.58%	2.43%	2.36%	1.26%
Less management fee waiver/expense reimbursements	—	0.03%	—	—
Net expenses(8)	1.58%	2.40%	2.36%	1.26%

(4) Please note that the annual fund operating expenses presented are based on the Fund’s average net assets during the Fund’s most recent fiscal year ended prior to the date of this prospectus. As the Fund’s current net assets become higher or lower than the average during such fiscal year, total annual fund operating expenses may become lower or higher, respectively, than those presented.

(5) “Other expenses” include, among other expenses, an administrative fee of 0.075% paid by the Fund to UBS Global AM (Americas).

(6) “Acquired fund fees and expenses” is the amount of the Fund’s proportionate share of the fees and expenses of other investment companies that the Fund indirectly pays as a result of its investment in the investment companies.

(7) Since the “Acquired fund fees and expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, and therefore the amounts listed in “Total annual fund operating expenses” will differ from those presented in the Financial highlights.

(8) The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding interest expense, securities loan fees, dividend expense for securities sold short and expenses incurred through investment in other investment companies) to the extent necessary so that the Fund’s ordinary operating

Item # ZS422

expenses (excluding interest expense, securities loan fees, dividend expense for securities sold short and expenses incurred through investment in other investment companies), through the fiscal year ending June 30, 2010, do not exceed 1.35% for Class A shares, 2.10% for Class B shares, 2.10% for Class C shares and 1.10% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

In addition, the table under the heading “UBS Dynamic Alpha Fund — Expenses and fee tables” and the sub-heading “Example” on page 11 of the Prospectus is replaced in its entirety with the following:

Example

	1 year	3 years	5 years	10 years
Class A	$702	$1,021	$1,363	$2,325
Class B (assuming sale of all shares at end of period)	743	1,055	1,493	2,360	**
Class B (assuming no sale of shares)	243	755	1,293	2,360	**
Class C (assuming sale of all shares at end of period)	339	736	1,260	2,696
Class C (assuming no sale of shares)	239	736	1,260	2,696
Class Y	128	400	692	1,523

** Reflects conversion to Class A shares after a maximum of six years.

Also, the financial highlights on pages 60-61 under the heading “UBS Dynamic Alpha Fund — Financial highlights” are replaced in their entirety with the following:

	Class A								Class C
							For the								For the
	Year ended June 30,						period ended		Year ended June 30,						period ended
	2009		2008	2007	2006		June 30, 2005(6)		2009		2008	2007	2006		June 30, 2005(6)
Net asset value, beginning of period	$9.89		$11.42	$11.04	$10.22		$10.00		$9.68		$11.26	$10.97	$10.19		$10.00
Income (loss) from investment operations:
Net investment income (loss)(1)	0.14		0.04	0.01	(0.09)		(0.04)		0.08		(0.04)	(0.08)	(0.17)		(0.08)
Net realized and unrealized gain (loss) from investment activities	(1.84)		(0.56)	0.37	1.01		0.26		(1.81)		(0.54)	0.37	1.00		0.27
Net increase from payment by Advisor	0.00	(3)	—	—	0.00	(3)	—		0.00	(3)	—	—	0.00	(3)	—
Total income (loss) from investment operations	(1.70)		(0.52)	0.38	0.92		0.22		(1.73)		(0.58)	0.29	0.83		0.19
Less dividends/distributions:

From net investment income and net foreign currency gains	—		(0.01)	0.00 (3)	(0.10)		—		—		—	—	(0.05)		—
From net realized gains	(2.74)		(1.00)	—	—		—		(2.74)		(1.00)	—	—		—
Total dividends/distributions	(2.74)		(1.01)	0.00 (3)	(0.10)		—		(2.74)		(1.00)	—	(0.05)		—
Net asset value, end of period	$5.45		$9.89	$11.42	$11.04		$10.22		$5.21		$9.68	$11.26	$10.97		$10.19
Total investment return(2)	(14.31	)%(8)	(4.95)%	3.44%	9.02	%(4)	2.20%		(14.98	)%(8)	(5.62)%	2.64%	8.15	%(4)	1.90%
Ratios/Supplemental data:
Net assets, end of period (in 000s)	$398,321		$1,178,342	$2,168,596	$1,777,329		$528,088		$131,745		$317,450	$579,916	$520,754		$202,891
Ratio of expenses to average net assets	1.54	%(9)	1.20%	1.17%	1.20%		1.32	%(7)	2.32	%(9)	1.97%	1.93%	1.97%		2.09	%(7)
Ratio of net investment income (loss) to average net assets	1.99%		0.35%	0.06%	(0.80)%		(1.04	)%(7)	1.24%		(0.41)%	(0.72)%	(1.57)%		(1.81	)%(7)
Portfolio turnover	139%		39%	28%	38%		6%		139%		39%	28%	38%		6%

	Class B								Class Y
							For the								For the
	Year ended June 30,						period ended		Year ended June 30,						period ended
	2009		2008	2007	2006		June 30, 2005(6)		2009		2008	2007	2006		June 30, 2005(6)
Net asset value, beginning of period	$9.68		$11.26	$10.98	$10.19		$10.00		$9.96		$11.48	$11.07	$10.23		$10.00
Income (loss) from investment operations:
Net investment income (loss)(1)	0.08		(0.04)	(0.09)	(0.17)		(0.08)		0.17		0.08	0.05	(0.06)		(0.03)
Net realized and unrealized gain (loss) from investment activities	(1.82)		(0.54)	0.37	1.00		0.27		(1.85)		(0.56)	0.36	1.02		0.26
Net increase from payment by Advisor	0.00	(3)	—	—	0.00	(3)	—		0.00	(3)	—	—	0.00	(3)	—
Total income (loss) from investment operations	(1.74)		(0.58)	0.28	0.83		0.19		(1.68)		(0.48)	0.41	0.96		0.23
Less dividends/distributions:
From net investment income and net foreign currency gains	—		—	—	(0.04)		—		—		(0.04)	0.00 (3)	(0.12)		—
From net realized gains	(2.74)		(1.00)	—	—		—		(2.74)		(1.00)	—	—		—
Total dividends/distributions	(2.74)		(1.00)	—	(0.04)		—		(2.74)		(1.04)	0.00 (3)	(0.12)		—
Net asset value, end of period	$5.20		$9.68	$11.26	$10.98		$10.19		$5.54		$9.96	$11.48	$11.07		$10.23
Total investment return(2)	(14.98	)%(8)	(5.62)%	2.64%	8.09	%(4)	1.90%		(13.99	)%(8)	(4.64)%	3.80%	9.28	%(4)	2.30%
Ratios/Supplemental data:
Net assets, end of period (in 000s)	$6,733		$14,905	$25,790	$30,051		$14,815		$77,254		$320,839	$478,785	$293,004		$56,220
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.39	%(9)	1.99%	1.95%	1.98%		2.11	%(7)	1.22	%(9)	0.91%	0.89%	0.92%		1.00	%(7)
After expense reimbursement/recoupment	2.36	%(9)	1.99%	1.95%	1.99	%(5)	2.10	%(7)	1.22	%(9)	0.91%	0.89%	0.92%		1.00	%(7)
Ratio of net investment income (loss) to average net assets	1.23%		(0.42)%	(0.78)%	(1.59)%		(1.82	)%(7)	2.23%		0.69%	0.40%	(0.52)%		(0.72	)%(7)
Portfolio turnover	139%		39%	28%	38%		6%		139%		39%	28%	38%		6%

(1)	Calculated using the average shares method.
(2)

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on dividends/distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.
(4)

During the fiscal year ended June 30, 2006, the Fund’s total investment return included a reimbursement by the Investment Advisor for amounts relating to a trading error that had an impact on the total return of less than 0.005%.

(5)	The Investment Manager recouped expenses previously reimbursed by the investment manager on behalf of the Fund, not to exceed the expense cap.
(6)	For the period January 27, 2005 (commencement of operations) through June 30, 2005.
(7)	Annualized.
(8)

During the fiscal year ended June 30, 2009, the Fund’s total investment return included a reimbursement by the Investment Advisor for amounts relating to a trading error that had an impact on total return of less then 0.005%

(9)

Ratios have been restated to reflect interest and dividend expense for securities sold short. This restatement had no impact on the Fund’s previously reported net assets, net investment income, net asset value, total return or ratio of net investment income to average net assets.

2.             This supplement also updates information regarding the minimum initial investment in Class Y shares of the Funds, which was reduced from $10 million to $5 million for the UBS Global Allocation Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Large Cap Equity Fund and UBS U.S. Large Cap Value Equity Fund.

The last sentence in the section titled “Managing your Fund account — Class A sales charges” in each Prospectus is deleted in its entirety and replaced with the following:

If you intend to purchase more than $5 million of Class A shares, you should instead purchase Class Y shares, which have lower on-going expenses.

The Section captioned “Managing your Fund account — Class Y shares” in each Prospectus is revised by replacing the first full paragraph in its entirety with the following:

Shareholders pay no front-end or deferred sales charges on Class Y shares. Prior to June 16, 2010, UBS Global AM (US), the principal underwriter of the funds, made payments out of its own resources to certain affiliated dealers (e.g., UBS Financial Services Inc.) and, from time to time, unaffiliated dealers. These dealers may continue to receive such payments after June 16, 2010, in UBS Global AM (US)’s sole discretion. Only specific types of investors can purchase Class Y shares.

In addition, the ninth bullet point in the second paragraph in the section titled “Managing your Fund account — Class Y shares”  in each Prospectus is deleted in its entirety and replaced with the following:

•                  Shareholders who invest a minimum initial amount of $5 million in a Fund. An institutional investor may aggregate its holdings with holdings of certain related institutional investors to meet the foregoing minimums;

3.             Effective June 16, 2010, Craig G. Ellinger replaced Shu-Yang Tan as the lead portfolio manager for the UBS High Yield Fund.

Therefore, the first paragraph under the heading “Management and the sub-heading “Portfolio Management — UBS High Yield Fund” on page 48 of the Fund’s Prospectus is deleted in its entirety and replaced by the following:

UBS High Yield Fund

Craig Ellinger and Matthew Iannucci are the portfolio managers for the Fund and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.  Mr. Ellinger and Mr. Iannucci have access to a globally integrated team of credit analysts.  Mr. Ellinger and Mr. Iannucci have responsibility for the overall portfolio and for reviewing the overall composition of the portfolio to ensure its compliance with the Fund’s stated investment objectives and strategies.  Information about Mr. Ellinger and Mr. Iannucci is provided below.

In addition, the second paragraph under the heading “Management and the sub-heading “Portfolio Management — UBS High Yield Fund” on page 48 of the Fund’s Prospectus is deleted in its entirety and replaced by the following:

Craig Ellinger is Managing Director and Global Head of Credit Research and High Yield at UBS Global Asset Management.  Mr. Ellinger has been an investment professional with UBS Global Asset Management since 2000 and a portfolio manager of the Fund since June 2010.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR PROSPECTUSES, EACH DATED OCTOBER 28, 2009.

The UBS Funds

Supplement to the Statement of Additional Information (“SAI”)

June 16, 2010

Dear Investor,

The purpose of this supplement is to update the SAI of the series of The UBS Funds (the “Trust”), dated October 28, 2009, as follows:

1.               Effective May 21, 2010, Mark Carver succeeded Kai Sotorp as president of the Trust. As a result, the entry for Mr. Sotorp in the listing of the Trust’s officers on page 56 of the SAI is deleted and replaced with the following:

Name, address and age	Position(s) held with the Trust	Term of office† and length of time served	Principal occupation(s) during the past 5 years
Mark E. Carver; 46 UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019	President	Since May 2010

Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 20 investment companies (consisting of 102 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

2.               Effective June 16, 2010, Craig G. Ellinger replaced Shu-Yang Tan as a portfolio manager for the UBS High Yield Fund.  Therefore, on page 73 of the SAI, the following information replaces the information for Shu-Yang Tan under the heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers”:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio Manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Craig G. Ellinger(b) (UBS High Yield Fund)	5	$587	7(8)	$130	4	$0	(9)

(b)         Mr. Ellinger became a portfolio manager of the Fund on June 16, 2010.  Information provided for Mr. Ellinger is as of March 31, 2010.

(8)   Accounts were calculated with the exchange rate as of March 31, 2010 of 0.9489.

(9)   Accounts in this category totaled less then $1 million.

In addition, on page 76 of the SAI, the following information replaces the information for Shu-Yang Tan under the heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers”:

Portfolio Manager/Fund*	Range of shares owned**
Craig G. Ellinger ## UBS High Yield Fund	None

##          Information for Mr. Ellinger is as of March 31, 2010.

3.               In addition, the section captioned “Reduced sales charges, additional purchase, exchange and redemption information and other services — Payments by UBS Global AM—Class Y shares” on page 108 of the SAI is revised by replacing this section in its entirety with the following:

Payments by UBS Global AM—Class Y shares.   Class Y shares are sold without sales charges and do not pay ongoing 12b-1 distribution or service fees.  Prior to June 16, 2010, UBS Global AM (US), the principal underwriter of the funds, made payments out of its own resources to certain affiliated dealers (e.g., UBS Financial Services Inc.) and, from time to time, unaffiliated dealers. These dealers may continue to receive such payments after June 16, 2010, in UBS Global AM (US)’s sole discretion. Only specific types of investors can purchase Class Y shares.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR SAI DATED OCTOBER 28, 2009.

Item # ZS423